Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD to HK$ Year End [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.8	7.8	7.8
USD to HK$ Average Rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.8	7.8	7.8